Schedule of Income Tax Rates to Profit or Loss Before Income Tax Expense (Details) (Paranthetical)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Expense
Applicable tax rate	17.00%	17.00%